Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements Of Comprehensive Income
NET INCOME	$ 4,447	$ 4,843	$ 4,754
Unrealized gains (losses) on available-for-sale securities
Unrealized gains (losses) on available-for-sale securities	(7,070)	2,587	5,958
Reclassification adjustments for gains included in income	(293)	(311)	(149)
Net unrealized gains (losses)	(7,363)	2,276	5,809
Income tax effect	(2,503)	774	1,975
Other comprehensive income (loss)	(4,860)	1,502	3,834
TOTAL COMPREHENSIVE INCOME (Loss)	$ (413)	$ 6,345	$ 8,588